MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME     TWO WORLD TRADE CENTER,
FUND                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000

DEAR SHAREHOLDER:

Over the past year, the fixed-income markets reacted favorably, first, to plans to reduce U.S. Treasury debt and, subsequently, to signs of a slowing economy. The U.S. economy recorded solid economic growth as the year began. A tight labor market and rising oil prices increased concern about inflation. The Federal Reserve Board responded by raising the federal funds rate a total of 100 basis points to a nine-year high of 6.50 percent. Long-term Treasury yields trended lower as the federal budget surplus reduced the supply of Treasury securities. Long-term municipal yields also declined during the year.

The economy slowed considerably during the third quarter of 2000. Both the household and business sectors showed signs of retrenchment. Stock market volatility increased and many equity investments declined. Earlier fears about inflation were replaced by concern over weakening asset prices. The change in market psychology was reinforced in December when comments by Federal Reserve Board Chairman Alan Greenspan signaled a more accommodative monetary policy. These comments sparked a strong rally in the fixed-income markets that lowered interest rates. The market's reaction was confirmed by two 50-basis-point reductions in the federal funds rate in January 2001.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal bond index yield declined from 6.08 percent to
5.27 percent during the calendar year 2000. Over half the decline in long-term municipal interest rates occurred in the final two months of the year. Bond prices, which move inversely to changes in interest rates rose. The yield spread between AAA-rated general obligation bonds and lower-rated BBB-rated bonds widened during the year. The wider spread meant that higher-rated bonds outperformed lower-rated bonds.

The ratio of municipal yields as a percentage of Treasury yields averaged an attractive 98 percent during the year. Historically, this ratio has been used to measure the relationship between the two markets. Over the previous three years, the ratio had ranged between a high of 100 percent and a low of 83 percent.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

State and local government budget surpluses reduced the need to issue bonds for new projects. New-issue volume declined 13 percent to $200 billion for the year.

The impact of lower taxes on municipal securities has again become an issue with the election of George W. Bush as president. Historically, debates on tax reform have initially created uncertainty about municipal value. However, municipals have performed well following passage of tax reform legislation.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

30-YEAR BOND YIELDS 1994-2000

              INSURED            U.S.         INSURED MUNICIPAL YIELDS/
          MUNICIPAL YIELDS  TREASURY YIELDS  U.S. TREASURY YIELDS (RATIO)
12/31/93             5.40%            6.34%                        85.17%
1/31/94              5.40%            6.24%                        86.54%
2/28/94              5.80%            6.66%                        87.09%
3/31/94              6.40%            7.09%                        90.27%
4/29/94              6.35%            7.32%                        86.75%
5/31/94              6.25%            7.43%                        84.12%
6/30/94              6.50%            7.61%                        85.41%
7/29/94              6.25%            7.39%                        84.57%
8/31/94              6.30%            7.45%                        84.56%
9/30/94              6.55%            7.81%                        83.87%
10/31/94             6.75%            7.96%                        84.80%
11/30/94             7.00%            8.00%                        87.50%
12/30/94             6.75%            7.88%                        85.66%
1/31/95              6.40%            7.70%                        83.12%
2/28/95              6.15%            7.44%                        82.66%
3/31/95              6.15%            7.43%                        82.77%
4/28/95              6.20%            7.34%                        84.47%
5/31/95              5.80%            6.66%                        87.09%
6/30/95              6.10%            6.62%                        92.15%
7/31/95              6.10%            6.86%                        88.92%
8/31/95              6.00%            6.66%                        90.09%
9/30/95              5.95%            6.48%                        91.82%
10/31/95             5.75%            6.33%                        90.84%
11/30/95             5.50%            6.14%                        89.58%
12/29/95             5.35%            5.94%                        90.07%
1/31/96              5.40%            6.03%                        89.55%
2/29/96              5.60%            6.46%                        86.69%
3/29/96              5.85%            6.66%                        87.84%
4/30/96              5.95%            6.89%                        86.36%
5/31/96              6.05%            6.99%                        86.55%
6/28/96              5.90%            6.89%                        85.63%
7/31/96              5.85%            6.97%                        83.93%
8/30/96              5.90%            7.11%                        82.98%
9/30/96              5.70%            6.93%                        82.25%
10/31/96             5.65%            6.64%                        85.09%
11/29/96             5.50%            6.35%                        86.61%
12/31/96             5.60%            6.63%                        84.46%
1/31/97              5.70%            6.79%                        83.95%
2/28/97              5.65%            6.80%                        83.09%
3/31/97              5.90%            7.10%                        83.10%
4/30/97              5.75%            6.94%                        82.85%
5/30/97              5.65%            6.91%                        81.77%
6/30/97              5.60%            6.78%                        82.60%
7/30/97              5.30%            6.30%                        84.13%
8/31/97              5.50%            6.61%                        83.21%
9/30/97              5.40%            6.40%                        84.38%
10/31/97             5.35%            6.15%                        86.99%
11/30/97             5.30%            6.05%                        87.60%
12/31/97             5.15%            5.92%                        86.99%
1/31/98              5.15%            5.80%                        88.79%
2/28/98              5.20%            5.92%                        87.84%
3/31/98              5.25%            5.93%                        88.53%
4/30/98              5.35%            5.95%                        89.92%
5/29/98              5.20%            5.80%                        89.66%
6/30/98              5.20%            5.65%                        92.04%
7/31/98              5.18%            5.71%                        90.72%
8/31/98              5.03%            5.27%                        95.45%
9/30/98              4.95%            5.00%                        99.00%
10/31/98             5.05%            5.16%                        97.87%
11/30/98             5.00%            5.06%                        98.81%
12/31/98             5.05%            5.10%                        99.02%
1/31/99              5.00%            5.09%                        98.23%
2/28/99              5.10%            5.58%                        91.40%
3/31/99              5.15%            5.63%                        91.47%
4/30/99              5.20%            5.66%                        91.87%
5/31/99              5.30%            5.83%                        90.91%
6/30/99              5.47%            5.96%                        91.78%
7/31/99              5.55%            6.10%                        90.98%
8/31/99              5.75%            6.06%                        94.88%
9/30/99              5.85%            6.05%                        96.69%
10/31/99             6.03%            6.16%                        97.89%
11/30/99             6.00%            6.29%                        95.39%
12/31/99             5.97%            6.48%                        92.13%
1/31/00              6.18%            6.49%                        95.22%
2/29/00              6.04%            6.14%                        98.37%
3/31/00              5.82%            5.83%                        99.83%
4/30/00              5.91%            5.96%                        99.16%
5/31/00              5.91%            6.01%                        98.34%
6/30/00              5.84%            5.90%                        98.98%
7/31/00              5.73%            5.78%                        99.13%
8/31/00              5.62%            5.67%                        99.12%
9/30/00              5.74%            5.89%                        97.45%
10/31/00             5.65%            5.79%                        97.58%
11/30/00             5.55%            5.61%                        98.93%
12/31/00             5.27%            5.46%                        96.52%

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the 12-month period ended December 31, 2000, Morgan Stanley Dean Witter New York Tax-Free Income Fund's Class B shares returned 10.90 percent. During the same period, the Lehman Brothers Municipal Bond Index (Lehman Index) returned
11.68 percent. For the same period, the Fund's Class A, C and D shares returned
11.29 percent, 10.81 percent and 11.64 percent, respectively. The

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Lehman Index.

PORTFOLIO STRUCTURE

The Fund's net assets of $134 million were diversified among 14 long-term sectors and 40 credits. During the year, cash and short-term investments were reduced from 8 to 2 percent of net assets as market conditions improved. Purchases shifted to a combination of long-discount bonds and premium bonds priced to the call. Portfolio sales focused on current-coupon bonds with shorter maturities.

At the end of December, the Fund's average maturity was 18 years. Average duration, a measure of sensitivity to interest-rate changes, was 8 years. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call provisions by year and their respective cost (book) yields are also shown.

LOOKING AHEAD

The Federal Reserve Board chairman's comments in December signaled a more accommodative monetary policy. The subsequent decision in January 2001 to lower interest rates have caused the bond market to anticipate additional rate cuts. This environment is favorable for fixed-income investments. We believe municipals present good long-term value.

We appreciate your ongoing support of Morgan Stanley Dean Witter New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME
FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
           LARGEST SECTORS AS OF DECEMBER 31, 2000
           (% OF NET ASSETS)

EDUCATION           14%
GENERAL OBLIGATION  12%
ELECTRIC            11%
MORTGAGE            11%
TRANSPORTATION      11%
WATER & SEWER        9%
IDR/PCR*             7%
REFUNDED             6%

           *INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE
           PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CREDIT RATINGS AS OF DECEMBER 31, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)
Aaa or AAA                                                    36%
Aa or AA                                                      37%
A or A                                                        19%
Baa or BBB                                                     5%
N/R                                                            3%
AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD &
POOR'S CORP.
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
DISTRIBUTION BY MATURITY
(% OF NET ASSETS)

UNDER 1 YEAR   1.9%
1-5 YEARS      4.4%
5-10 YEARS    12.0%
10-20 YEARS   44.6%
20-30 YEARS   29.2%
30 + YEARS     7.3%

WEIGHTED AVERAGE MATURITY: 18 YEARS
PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME
FUND
LETTER TO THE SHAREHOLDERS DECEMBER 31, 2000, CONTINUED

                      CALL AND COST (BOOK) YIELD STRUCTURE
                         (BASED ON LONG-TERM PORTFOLIO)
                               DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERCENT CALLABLE*
WEIGHTED AVERAGE CALL PROTECTION: 8 YEARS

2001    8%
2002    7%
2003    3%
2004    7%
2005    5%
2006   10%
2007    3%
2008   18%
2009    4%
2010   12%
2011+  23%

YEARS BONDS CALLABLE
COST (BOOK) YIELD**
WEIGHTED AVERAGE BOOK YIELD: 6.0%

2001   7.3%
2002   6.8%
2003   7.1%
2004   5.7%
2005   6.6%
2006   6.8%
2007   5.6%
2008   5.3%
2009   5.5%
2010   5.7%
2011+  6.1%

*% BASED ON LONG-TERM PORTFOLIO. ** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.3% ON 8% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT IS CALLABLE IN 2001. PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME
FUND
FUND PERFORMANCE DECEMBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000 -- CLASS B SHARES
($ in Thousands)

                  FUND     LEHMAN(4)
December 1990     $10,000    $10,000
December 1991     $11,294    $11,214
December 1992     $12,276    $12,203
December 1993     $13,715    $13,702
December 1994     $12,654    $12,993
December 1995     $14,753    $15,261
December 1996     $15,169    $15,937
December 1997     $16,447    $17,402
December 1998     $17,322    $18,530
December 1999     $16,529    $18,149
December 2000  $18,331(3)    $20,269

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                     AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------
                  CLASS A SHARES*                                   CLASS B SHARES**
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/00                              PERIOD ENDED 12/31/00
   ---------------------                              ---------------------
   1 Year                     11.29%(1) 6.56%(2)      1 Year                     10.90%(1) 5.90%(2)
   Since Inception (7/28/97)  4.56%(1)  3.25%(2)      5 Years                    4.44%(1)  4.11%(2)
                                                      10 Years                   6.25%(1)  6.25%(2)

                 CLASS C SHARES+                                   CLASS D SHARES#
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 12/31/00                            PERIOD ENDED 12/31/00
   ---------------------                            ---------------------
   1 Year                     10.81%(1)  9.81%(2)   1 Year                     11.64%(1)
   Since Inception (7/28/97)  4.02%(1)   4.02%(2)   Since Inception (7/28/97)  4.84%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on December 31, 2000.
(4) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors
     Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 4.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000

PRINCIPAL
AMOUNT IN                                                                             COUPON        MATURITY
THOUSANDS                                                                              RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
            NEW YORK TAX-EXEMPT MUNICIPAL BONDS (97.5%)
            GENERAL OBLIGATION (11.9%)
            Monroe County,
 $  1,000     Public Improvement Refg 1996........................................   6.00 %             03/01/13  $  1,133,300
    1,000     Public Improvement Refg 1996........................................   6.00               03/01/15     1,136,670
            New York City,
    2,500     Various Purpose 1973................................................   3.50               05/01/03     2,460,750
      605     1997 Ser D..........................................................   6.00               08/01/06       605,908
            New York State,
    2,000     Ser 1996 A Refg.....................................................   6.00               07/15/08     2,214,320
    3,500     Ser 1995 B Refg.....................................................   5.70               08/15/13     3,677,730
    5,000   Puerto Rico, Public Improvement Refg Ser 1987 A.......................   3.00               07/01/06     4,703,100
                                                                                                                  ------------
 --------
                                                                                                                    15,931,778
   15,605
                                                                                                                  ------------
 --------
            EDUCATIONAL FACILITIES REVENUE (13.5%)
      500   Hempstead Industrial Development Agency, Hofstra University Ser 1996
              (MBIA)..............................................................   5.80               07/01/15       533,015
    2,500   New York City Industrial Development Agency, Polytecnic University
              2000................................................................   6.00               11/01/20     2,603,725
            New York State Dormitory Authority,
      965     City University Ser 1992 U..........................................   6.375              07/01/08     1,008,242
    3,000     City University Ser 1993 A..........................................   5.75               07/01/09     3,244,980
    1,000     Ithaca College Ser 1998 (Ambac).....................................   5.00               07/01/21       982,380
    1,000     New York University Ser 1998 A (MBIA)...............................   5.75               07/01/15     1,112,880
    3,000     State University Ser 1989 B.........................................   0.00               05/15/05     2,476,380
    2,000     State University Ser 1993 C.........................................   5.375              05/15/13     2,051,920
    2,500     State University Ser 1993 A.........................................   5.25               05/15/15     2,634,375
      500     University of Rochester, Ser 1993 A.................................   5.625              07/01/12       519,405
    1,000     University of Rochester, Ser 1998 A (MBIA)..........................   5.00               07/01/23       977,540
                                                                                                                  ------------
 --------
                                                                                                                    18,144,842
   17,965
                                                                                                                  ------------
 --------
            ELECTRIC REVENUE (10.5%)
            Long Island Power Authority,
    6,000     Ser 2000 A (FSA)....................................................   0.00               06/01/18     2,424,180
    4,300     Ser 1998 A (FSA)....................................................   5.125              12/01/22     4,263,493
    2,000   New York State Power Authority, Ser 2000 A............................   5.25               11/15/40     1,999,200
            Puerto Rico Electric Power Authority,
    5,000     Power Ser O.........................................................   5.00               07/01/12     5,001,100
      400     Power Ser X.........................................................   6.00               07/01/15       428,732
                                                                                                                  ------------
 --------
                                                                                                                    14,116,705
   17,700
                                                                                                                  ------------
 --------
            HOSPITAL REVENUE (3.7%)
    4,845   New York State Medical Care Facilities Agency, Hospital & Nursing
              Home - FHA Insured Mtge 1993 Ser B..................................   5.50               02/15/22     4,907,016
                                                                                                                  ------------
 --------
            INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE (6.5%)
    2,000   New York City Industrial Development Agency, Brooklyn Navy Yard
              Cogeneration Partners LP Ser 1997 (AMT).............................   5.75               10/01/36     1,823,200
    6,000   New York State Energy Research & Development Authority, Brooklyn Union
              Gas Co 1991 Ser A (AMT).............................................   8.753++            07/01/26     6,960,000
                                                                                                                  ------------
 --------
                                                                                                                     8,783,200
    8,000
                                                                                                                  ------------
 --------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON        MATURITY
THOUSANDS                                                                              RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
            MORTGAGE REVENUE - MULTI-FAMILY (7.1%)
            New York City Housing Development Corporation,
 $  2,145     East Midtown Proj - FHA Ins Sec 223.................................   6.50 %             11/15/18  $  2,160,462
    2,174     Ruppert Proj - FHA Ins Sec 223......................................   6.50               11/15/18     2,157,113
    4,935   New York State Housing Finance Agency, Mortgage 1996 Ser A Refg
              (FSA)...............................................................   6.10               11/01/15     5,163,490
                                                                                                                  ------------
 --------
                                                                                                                     9,481,065
    9,254
                                                                                                                  ------------
 --------
            MORTGAGE REVENUE - SINGLE FAMILY (3.9%)
    5,000   New York State Mortgage Agency, Homeowner Ser 27......................   6.90               04/01/15     5,222,050
                                                                                                                  ------------
 --------
            NURSING & HEALTH RELATED FACILITIES REVENUE (3.6%)
      500   New York City Industrial Development Agency, Lighthouse International
              Ser 1998 (MBIA).....................................................   4.50               07/01/23       449,665
            New York State Medical Care Facilities Agency,
    2,295     Long-Term Health Care 1992 Ser D (FSA)..............................   6.50               11/01/15     2,418,104
    2,000     Mental Health Ser F.................................................   5.25               02/15/19     1,995,240
                                                                                                                  ------------
 --------
                                                                                                                     4,863,009
    4,795
                                                                                                                  ------------
 --------
            PUBLIC FACILITIES REVENUE (0.8%)
      500   New York City Cultural Resources Trust, The New York Botanical Garden
              Ser 1996 (MBIA).....................................................   5.75               07/01/16       525,420
      500   New York State Urban Development Corporation, Correctional 1998 Ser B
              (Ambac).............................................................   5.25               01/01/16       512,515
                                                                                                                  ------------
 --------
                                                                                                                     1,037,935
    1,000
                                                                                                                  ------------
 --------
            RESOURCE RECOVERY REVENUE (0.4%)
      500   Oneida-Herkimer Solid Waste Management Authority, Ser 1992............   6.65               04/01/05       529,530
                                                                                                                  ------------
 --------
            TRANSPORTATION FACILITIES REVENUE (10.6%)
      400   Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).....................................................   5.75               01/01/25       412,872
            New York State Thruway Authority,
      500     Local Highway & Bridge 2000 A (FSA).................................   6.00               04/01/16       550,355
    3,000     Local Highway & Bridge Ser 1998 A (MBIA)............................   5.00               04/01/18     2,982,630
    4,000   Port Authority of New York & New Jersey, Cons 121 Ser (MBIA)..........   5.125              10/15/30     3,984,520
    2,000   Triborough Bridge & Tunnel Authority, Refg Ser 1998 A (MBIA)..........   4.75               01/01/24     1,885,160
            Puerto Rico Highway & Transportation Authority,
    2,000     Refg Ser X..........................................................   5.50               07/01/15     2,186,760
    2,500     Ser 1998 A..........................................................   4.75               07/01/38     2,315,200
                                                                                                                  ------------
 --------
                                                                                                                    14,317,497
   14,400
                                                                                                                  ------------
 --------
            WATER & SEWER REVENUE (9.4%)
            New York City Municipal Water Finance Authority,
    3,000     1998 Ser D..........................................................   4.75               06/15/25     2,798,550
      500     1999 Ser A (FGIC)...................................................   4.75               06/15/31       465,060
    3,000     2001 Ser B..........................................................   5.125              06/15/31     2,961,210
    2,000   New York State Environmental Facilities Corporation, Clean Drinking
              Water Ser 1998 C....................................................   5.00               06/15/19     1,983,300
    4,000   Suffolk Country Industrial Development Agency, Southwest Sewer
              Ser 1994 (FGIC).....................................................   6.00               02/01/08     4,398,720
                                                                                                                  ------------
 --------
                                                                                                                    12,606,840
   12,500
                                                                                                                  ------------
 --------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2000, CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON        MATURITY
THOUSANDS                                                                              RATE           DATE           VALUE
------------------------------------------------------------------------------------------------------------------------------
            OTHER REVENUE (9.6%)
            New York City Transitional Finance Authority,
 $  2,400     2001 Ser A..........................................................   5.375%             02/15/22  $  2,443,104
    5,000     2000 Ser C..........................................................   5.50               11/01/29     5,131,200
    5,000   New York Local Government Assistance Corporation, Ser 1993 C..........   5.50               04/01/17     5,368,050
                                                                                                                  ------------
 --------
                                                                                                                    12,942,354
   12,400
                                                                                                                  ------------
 --------
            REFUNDED (6.0%)
            New York State Dormitory Authority,
      400     Manhattan College Ser 1992 (AGRC)...................................   6.50               07/01/02+      416,556
    2,965     Suffolk County Judicial Ser 1986 (ETM)..............................   7.375              07/01/16     3,585,663
    4,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)......   5.375              10/01/24     4,126,640
                                                                                                                  ------------
 --------
                                                                                                                     8,128,859
    7,365
                                                                                                                  ------------
 --------

  131,329   TOTAL NEW YORK TAX-EXEMPT MUNICIPAL BONDS
----------  (COST $121,779,814).................................................................................
                                                                                                                   131,012,680
                                                                                                                  ------------

            SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.9%)
    1,600   New York State Dormitory Authority, Cornell University Ser 1990 B
              (Demand 01/02/01)...................................................   4.90*%             07/01/25     1,600,000
            New York State Energy Research & Development Authority,
      400     New York State Electric & Gas Corp Ser 1994 C (Demand 01/02/01).....   4.85*              06/01/29       400,000
      500     New York State Electric & Gas Corp Ser 1994 D (Demand 01/02/01).....   4.85*              10/01/29       500,000
                                                                                                                  ------------
 --------

    2,500   TOTAL SHORT-TERM NEW YORK TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (COST $2,500,000)...................................................................................     2,500,000
                                                                                                                  ------------
 --------

$133,829    TOTAL INVESTMENTS
            (COST $124,279,814) (a)....................................................................   99.4%    133,512,680
--------
--------

            OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.6         808,771
                                                                                                         -----   -------------

            NET ASSETS.................................................................................  100.0%  $ 134,321,451
                                                                                                         -----   -------------
                                                                                                         -----   -------------

---------------------

 AMT   Alternative Minimum Tax.
 ETM   Escrowed to maturity.
  *    Current coupon of variable rate demand obligation.
  +    Prerefunded to call date shown.
 ++ Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related short-term securities change.
 (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,465,910 and the aggregate gross unrealized depreciation is $233,044, resulting in net unrealized appreciation of $9,232,866.
BOND INSURANCE:
--------------------------------------------------------------------------------
AGRC   Asset Guaranty Reinsurance Company.
Ambac  Ambac Indemnity Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000

ASSETS:
Investments in securities, at value (cost $124,279,814).......................................  $133,512,680
Cash..........................................................................................        47,967
Receivable for:
    Interest..................................................................................     1,835,062
    Shares of beneficial interest sold........................................................        25,760
Prepaid expenses and other assets.............................................................        10,066
                                                                                                ------------
     TOTAL ASSETS.............................................................................   135,431,535
                                                                                                ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased.................................................       641,546
    Dividends and distributions to shareholders...............................................       212,576
    Plan of distribution fee..................................................................        77,673
    Investment management fee.................................................................        61,997
Accrued expenses..............................................................................       116,292
                                                                                                ------------
     TOTAL LIABILITIES........................................................................     1,110,084
                                                                                                ------------
     NET ASSETS...............................................................................  $134,321,451
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $124,840,507
Net unrealized appreciation...................................................................     9,232,866
Accumulated undistributed net investment income...............................................        51,845
Accumulated undistributed net realized gain...................................................       196,233
                                                                                                ------------
     NET ASSETS...............................................................................  $134,321,451
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................      $661,428
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................        57,205
     NET ASSET VALUE PER SHARE................................................................        $11.56
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)........................................        $12.07
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $121,866,662
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    10,504,968
     NET ASSET VALUE PER SHARE................................................................        $11.60
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................    $1,318,361
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       113,925
     NET ASSET VALUE PER SHARE................................................................        $11.57
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $10,475,000
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       904,624
     NET ASSET VALUE PER SHARE................................................................        $11.58
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

NET INVESTMENT INCOME:

INTEREST INCOME................................................................................  $ 7,227,753
                                                                                                 -----------

EXPENSES
Plan of distribution fee (Class A shares)......................................................        1,263
Plan of distribution fee (Class B shares)......................................................      900,001
Plan of distribution fee (Class C shares)......................................................        7,601
Investment management fee......................................................................      694,183
Shareholder reports and notices................................................................       64,260
Professional fees..............................................................................       53,965
Transfer agent fees and expenses...............................................................       52,968
Trustees' fees and expenses....................................................................       18,787
Registration fees..............................................................................       12,444
Custodian fees.................................................................................        7,203
Other..........................................................................................        7,621
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    1,820,296

Less: expense offset...........................................................................       (7,188)
                                                                                                 -----------

     NET EXPENSES..............................................................................    1,813,108
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................    5,414,645
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................      295,981
Net change in unrealized appreciation..........................................................    7,385,352
                                                                                                 -----------

     NET GAIN..................................................................................    7,681,333
                                                                                                 -----------

NET INCREASE...................................................................................  $13,095,978
                                                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE YEAR       FOR THE YEAR
                                                                              ENDED              ENDED
                                                                        DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.................................................    $  5,414,645       $  5,965,968
Net realized gain (loss)..............................................         295,981            (88,517)
Net change in unrealized appreciation.................................       7,385,352        (12,708,366)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................      13,095,978         (6,830,915)
                                                                          ------------       ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares....................................................         (25,252)           (19,141)
    Class B shares....................................................      (5,072,983)        (5,881,219)
    Class C shares....................................................         (42,507)           (31,200)
    Class D shares....................................................        (228,428)           (13,412)
Net realized gain
    Class A shares....................................................        --                     (720)
    Class B shares....................................................        --                 (247,643)
    Class C shares....................................................        --                   (1,330)
    Class D shares....................................................        --                     (146)
                                                                          ------------       ------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS................................      (5,369,170)        (6,194,811)
                                                                          ------------       ------------
Increase (decrease) from transactions in shares of beneficial
  interest............................................................         456,588        (24,736,170)
                                                                          ------------       ------------

     NET INCREASE (DECREASE)..........................................       8,183,396        (37,761,896)

NET ASSETS:
Beginning of period...................................................     126,138,055        163,899,951
                                                                          ------------       ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $51,845 AND
    $16,454, RESPECTIVELY)............................................    $134,321,451       $126,138,055
                                                                          ============       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On
July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

(the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and
(iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,736,059 at December 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.75%, respectively.

The Distributor has informed the Fund that for year ended December 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $100,679, and received $4,476 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2000 aggregated $24,237,163, and $31,017,276, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $5,977. At December 31, 2000, the Fund had an accrued pension liability of $53,675 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As part of the Fund's acquisition of the assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series ("New York Series"), the Fund obtained a net capital loss carryover of approximately $11,000 from New York Series. During the year ended December 31, 2000, the Fund utilized its net capital loss carryover of approximately $86,000.

6. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At December 31, 2000, the Fund held positions in residual interest bonds having a total value of $6,960,000 which represents 5.2% of the Fund's net assets.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2000, CONTINUED

8. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE YEAR                FOR THE YEAR
                                                                              ENDED                       ENDED
                                                                        DECEMBER 31, 2000           DECEMBER 31, 1999
                                                                   ---------------------------  -------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................       18,870  $     206,123        4,285   $     50,710
Reinvestment of dividends and distributions......................        2,035         22,581        1,235         13,955
Redeemed.........................................................       (1,137)       (12,749)      (1,122)       (12,769)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class A...........................................       19,768        215,955        4,398         51,896
                                                                   -----------  -------------   ----------   ------------

CLASS B SHARES
Sold.............................................................    1,836,692     20,531,210      627,835      7,314,347
Reinvestment of dividends and distributions......................      258,186      2,861,804      306,084      3,506,005
Redeemed.........................................................   (3,021,905)   (33,503,964)  (3,146,578)   (35,869,267)
                                                                   -----------  -------------   ----------   ------------
Net decrease - Class B...........................................     (927,027)   (10,110,950)  (2,212,659)   (25,048,915)
                                                                   -----------  -------------   ----------   ------------

CLASS C SHARES
Sold.............................................................       39,106        436,157       23,520        265,569
Reinvestment of dividends and distributions......................        2,244         24,855        2,279         26,032
Redeemed.........................................................       (4,536)       (49,355)     (12,997)      (146,628)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class C...........................................       36,814        411,657       12,802        144,973
                                                                   -----------  -------------   ----------   ------------

CLASS D SHARES
Sold.............................................................       22,073        245,062    1,194,426     13,227,353
Reinvestment of dividends and distributions......................       10,368        116,868          291          3,322
Acquisition of Morgan Stanley Dean Witter Multi-State Municipal
 Series Trust - New York Series..................................      916,653     10,197,330       --            --
Redeemed.........................................................      (55,154)      (619,334)  (1,190,946)   (13,114,799)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class D...........................................      893,940      9,939,926        3,771        115,876
                                                                   -----------  -------------   ----------   ------------
Net increase (decrease) in Fund..................................       23,495  $     456,588   (2,191,688)  $(24,736,170)
                                                                   ===========  =============   ==========   ============

9. ACQUISITION OF MULTI-STATE MUNICIPAL SERIES TRUST -- NEW YORK SERIES

On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust -- New York Series ("New York Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of New York Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 916,653 Class D shares of the Fund at a net asset value of $11.12 per share for 983,898 shares of New York Series. The net assets of the Fund and New York Series immediately before the acquisition were $119,539,566, and $10,197,330, respectively, including unrealized appreciation of $168,897 for New York Series. Immediately after the acquisition, the combined assets of the Fund amounted to $129,736,896.

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,                JULY 28, 1997*
                                                         ------------------------------------------------           THROUGH
                                                             2000              1999              1998          DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............        $  10.89          $  11.90          $  12.16            $  12.02
                                                           --------          --------          --------            --------

Income (loss) from investment operations:
   Net investment income...........................            0.53              0.53              0.55                0.24
   Net realized and unrealized gain (loss).........            0.66             (1.00)             0.13                0.14
                                                           --------          --------          --------            --------

Total income (loss) from investment operations.....            1.19             (0.47)             0.68                0.38
                                                           --------          --------          --------            --------

Less dividends and distribution from:
   Net investment income...........................           (0.52)            (0.52)            (0.55)              (0.24)
   Net realized gain...............................          --                 (0.02)            (0.39)            --
                                                           --------          --------          --------            --------

Total dividends and distributions..................           (0.52)            (0.54)            (0.94)              (0.24)
                                                           --------          --------          --------            --------

Net asset value, end of period.....................        $  11.56          $  10.89          $  11.90            $  12.16
                                                           ========          ========          ========            ========

TOTAL RETURN+......................................           11.29%            (4.03)%            5.68%               3.24%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................            0.96%(3)(4)       0.89 %(4)         0.93%(3)(4)         0.92%(2)

Net investment income..............................            4.78%(4)          4.58 %(4)         4.50%(4)            4.78%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............            $661              $408              $393                 $94

Portfolio turnover rate............................              21%                3 %              24%                 10%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%.
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------------------
                                             2000              1999              1998             1997*              1996
-----------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of
 period............................        $  10.91          $  11.92          $  12.16          $  11.71          $  11.96
                                           --------          --------          --------          --------          --------

Income (loss) from investment
 operations:
   Net investment income...........            0.47              0.46              0.49              0.51              0.53
   Net realized and unrealized gain
   (loss)..........................            0.69             (0.99)             0.15              0.45             (0.21)
                                           --------          --------          --------          --------          --------

Total income (loss) from investment
 operations........................            1.16             (0.53)             0.64              0.96              0.32
                                           --------          --------          --------          --------          --------

Less dividends and distributions
 from:
   Net investment income...........           (0.47)            (0.46)            (0.49)            (0.51)            (0.53)
   Net realized gain...............          --                 (0.02)            (0.39)           --                 (0.04)
                                           --------          --------          --------          --------          --------

Total dividends and
 distributions.....................           (0.47)            (0.48)            (0.88)            (0.51)            (0.57)
                                           --------          --------          --------          --------          --------

Net asset value, end of period.....        $  11.60          $  10.91          $  11.92          $  12.16          $  11.71
                                           ========          ========          ========          ========          ========

TOTAL RETURN+......................           10.90%            (4.58)%            5.32%             8.43%             2.82%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................            1.47%(1)(2)       1.48 %(2)         1.44%(1)(2)       1.43%(1)          1.40%(1)

Net investment income..............            4.27%(2)          3.99 %(2)         3.99%(2)          4.33%             4.54%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................        $121,867          $124,774          $162,659          $169,868          $192,192

Portfolio turnover rate............              21%                3 %              24%               10%               16%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Does not reflect the effect of expense offset of 0.01%
(2) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,                JULY 28, 1997*
                                                         ------------------------------------------------           THROUGH
                                                             2000              1999              1998          DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............        $  10.89          $  11.90          $  12.14            $  12.02
                                                           --------          --------          --------            --------

Income (loss) from investment operations:
   Net investment income...........................            0.47              0.46              0.48                0.22
   Net realized and unrealized gain (loss).........            0.68             (0.99)             0.15                0.12
                                                           --------          --------          --------            --------

Total income (loss) from investment operations.....            1.15             (0.53)             0.63                0.34
                                                           --------          --------          --------            --------

Less dividends and distribution from:
   Net investment income...........................           (0.47)            (0.46)            (0.48)              (0.22)
   Net realized gain...............................          --                 (0.02)            (0.39)            --
                                                           --------          --------          --------            --------

Total dividends and distributions..................           (0.47)            (0.48)            (0.87)              (0.22)
                                                           --------          --------          --------            --------

Net asset value, end of period.....................        $  11.57          $  10.89          $  11.90            $  12.14
                                                           ========          ========          ========            ========

TOTAL RETURN+......................................           10.81%            (4.60)%            5.30%               2.83%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................            1.47%(3)(4)       1.48 %(4)         1.44%(3)(4)         1.40%(2)

Net investment income..............................            4.27%(4)          3.99 %(4)         3.99%(4)            4.12%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............          $1,318              $840              $765                $108

Portfolio turnover rate............................              21%                3 %              24%                 10%

---------------------

 *   The date shares were first issued.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                                FOR THE PERIOD
                                                                 FOR THE YEAR ENDED DECEMBER 31,                JULY 28, 1997*
                                                         ------------------------------------------------           THROUGH
                                                             2000              1999              1998          DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...............        $  10.90          $  11.91          $  12.15            $  12.02
                                                           --------          --------          --------            --------

Income (loss) from investment operations:
   Net investment income...........................            0.55              0.55              0.58                0.26
   Net realized and unrealized gain (loss).........            0.68             (1.00)             0.15                0.13
                                                           --------          --------          --------            --------

Total income (loss) from investment operations.....            1.23             (0.45)             0.73                0.39
                                                           --------          --------          --------            --------

Less dividends and distribution from:
   Net investment income...........................           (0.55)            (0.54)            (0.58)              (0.26)
   Net realized gain...............................          --                 (0.02)            (0.39)            --
                                                           --------          --------          --------            --------

Total dividends and distributions..................           (0.55)            (0.56)            (0.97)              (0.26)
                                                           --------          --------          --------            --------

Net asset value, end of period.....................        $  11.58          $  10.90          $  11.91            $  12.15
                                                           ========          ========          ========            ========

TOTAL RETURN+......................................           11.64%           (3.87)%             6.12%               3.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................................            0.72%(3)(4)       0.73 %(4)         0.69%(3)(4)         0.66%(2)

Net investment income..............................            5.02%(4)          4.74 %(4)         4.74%(4)            5.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands............         $10,475              $116               $82                 $32

Portfolio turnover rate............................              21%                3 %              24%                 10%

---------------------

 *   The date shares were first issued.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not reflect the effect of expense offset of 0.01%
(4) Reflects overall fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME
FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER NEW YORK TAX-FREE INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter New York Tax-Free Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 1999 and the financial highlights for each of the respective stated periods ended December 31, 1999 were audited by other independent accountants whose report, dated February 7, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter New York Tax-Free Income Fund as of December 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 8, 2001

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended December 31, 2000, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES
-----------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
-----------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
Mitchell M. Merin
PRESIDENT
Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
James F. Willison
VICE PRESIDENT
Joseph R. Arcieri
VICE PRESIDENT
Thomas F. Caloia
TREASURER

TRANSFER AGENT
-----------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center--Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
-----------------------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
-----------------------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
NEW YORK
TAX-FREE
INCOME FUND


[PHOTO]




ANNUAL REPORT
DECEMBER 31, 2000